Form N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COHEN & STEERS SHORT DURATION PREFERRED AND INCOME FUND, INC.
Entity Central Index Key	0001652200
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Sep. 01, 2026